POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 16, 2011 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2010 OF:

PowerShares Aerospace & Defense Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares CleantechTM Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Financial Preferred Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Morningstar StockInvestor Core Portfolio

PowerShares S&P 500® High Quality Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares Zacks Micro Cap Portfolio

Effective immediately, all references to PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Portfolio and PowerShares Dynamic Small Cap Value Portfolio are hereby deleted from this Statement of Additional Information.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-5 6/16/11